Accounting pronouncements not yet adopted	12 Months Ended
Dec. 31, 2017
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Accounting pronouncements not yet adopted
4.	Accounting pronouncements not yet adopted

Standards and amendments to existing standards mentioned in this section have been published, but implementation is not mandatory for the year ended December 31, 2017, and the Company has not early adopted the amendments in these Financial Statements.

The accounting pronouncements presented below may be relevant to the Company in the future, for this reason adoption projects are in course for each of them. It is not possible to estimate the effects of the adoption until such projects are concluded:

•	IFRS 9 - Financial Instruments: covers the classification, measurement and recognition of financial assets and liabilities. IFRS 9 requires the classification of financial assets in two categories: measured at fair value and measured at amortized cost. The classification is defined on initial recognition. The basis for classification depends on the entity’s business model and the contractual characteristics of the cash flow of the financial instruments. With regard to the financial liability, the standard maintains most of the requirements established by IAS 39. The major change is that in cases in which the fair value option is adopted for financial liabilities, the portion of the fair value related to the entity’s own credit risk is registered as Other Comprehensive Income and not in profit or loss, except where it results in an accounting inconsistency. IFRS 9 also changed the criterion for measuring impairment of financial assets from an incurred loss model to an expected credit loss model. Regarding the financial instruments classification and the amount of expected losses over the receivables, the Company concluded, after analysis conducted, that there will not be material impacts. The Company opted to continue to apply the IAS 39 requirements for hedge accounting. This standard will be adopted from January 1, 2018.

•	IFRS 15 - Revenue from Contracts with Customers: it addresses a single new model for recognition of revenue from contracts with customers, based on five steps for determining when to recognize the revenue, and at what amount. The model specifies that revenue should be recognized when an entity transfers control of goods and services to the customer, at the amount that the entity expects to be entitled to receive. The Company has initiated a project to assess the new model introduced by the accounting pronouncement and its application to existing transactions. The identified impacts are: the necessity to combine certain contracts, change in the quantities of performance obligations and consequent re-distribution of the revenue among them, change in the transaction price of certain contracts due the existence of variable consideration, and a change in the revenue recognition moment of specific contracts. The Company also identified costs to obtaining contracts which, beginning the 2018, will be presented as Cost of sales. The Company intends to make the transition to this standard using the full retrospective method in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. The standard is applicable from January 1, 2018.

•	IFRS 16 - Leases: introduces new concepts from the lessee’s perspective. The model proposed by this standard requires the lessee to recognize all leases in the balance sheet in a Fixed Assets “right-of-use” account, against a liability account, measured at present value on initial recognition. The model proposed by the standard makes no significant changes in respect of recognition in the accounts by the lessor. The Company is analyzing the new model introduced by the accounting pronouncement and its application to existing transactions, however, at this point, is not able to conclude about the impact on the Company’s financial statements. The standard is applicable from January 1, 2019.

•	IFRIC 22 - Foreign Currency Transactions and Advance Consideration: the interpretation clarifies that the transaction date to be used for translation for foreign currency transactions involving an advance payment or receipt is the date on which the entity initially recognizes the prepayment or deferred income arising from the advance consideration. For transactions involving multiple payments or receipts, each payment or receipt gives rise to a separate transaction date. The interpretation applies when an entity pays or receives consideration in a foreign currency and recognizes a non-monetary asset or liability before recognizing the related item. Based on assessment made on non-monetary assets and liabilities balances as of December 31, 2017, the Company does not believe that the new interpretation for IAS 21 through IFRIC 22 will have a material impact on financial statements since most of the advances are made or received in the functional currency. The Company will adopt this interpretation from January 1, 2018.

Other accounting standards have been amended or are in the process of amendment and will come into effect in the coming years, however these are not mentioned, as the company does not expect them to result in significant impacts.